Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

Note 17 — Subsequent Events

(a)	In January and February 2012, the Company’s Board of Directors (the “Board”) approved the granting of 70,000, fully vested options to management and consultants at an exercise price of $0.01 per share. The Board also approved the granting of 734,500 options at an exercise price of $0.96 to its management, employees and consultants. These options will vest over four years (according to the applicable schedule of each optionee). The Company expects that the total value of the options granted will be approximately $467 thousand. Also refer to Note 11.
(b)	In January 2012, the Board approved a one year acceleration of option vesting for all option holders, except for the Company’s new Chief Executive Officer who will obtain 50% acceleration on all his unvested options, should the Company be subject to a change of control in a merger and/or acquisition transaction. In addition, in March 2012, the Board approved participation of all outstanding options in future dividends, as well as, acceleration of vesting if certain market conditions are met. Moreover, all outstanding options granted to members of the Board shall fully vest if a Board member ceases to be a director at any time during the six-month period immediately following a change of control. The Company is currently evaluating the effect of this decision and estimates that the effect on its financials might be material.
(c)	Between February 6 and February 14, 2012, the Company entered into agreements with holders of certain of its outstanding warrants (the “Holders”), pursuant to which the Holders exercised warrants to purchase 3,828,993 shares of the Company’s common stock for aggregate proceeds to the Company of $3.6 million. In addition, the Company issued new warrants to purchase an aggregate of 2,660,922 shares of common stock at an exercise price of $1.76 per share in consideration for the immediate exercise of the warrants. The Company is currently evaluating the effect of this warrant issuance. The Company believes that the impact on its financial statements will be material.
(d)	On March 12, 2012, the Company entered into a Merger Agreement pursuant to which I/P will merge with and into Merger Sub, a wholly owned subsidiary of the Company, with Merger Sub being the surviving corporation through an exchange of capital stock of I/P for capital stock of the Company. Under the terms of the Merger Agreement, the Company will issue I/P stockholders 16,972,977 shares of the Company’s common stock and 21,026,637 Series A Preferred Stock, convertible into 21,026,637 of the Company’s shares of common stock. In addition, the Company will issue I/P stockholders warrants to purchase 15,959,838 shares of common stock at an exercise price of $1.76 per share. In addition, all outstanding warrants to purchase I/P’s common stock that are outstanding and unexercised immediately prior to the completion of the Merger Agreement, shall be exchanged for 250,000 shares of Vringo common stock and 850,000 warrants to purchase 850,000 shares of the Company’s common stock with an exercise price of $1.76 per share. Immediately following the completion of the Merger, former stockholders of I/P are expected to own approximately 55.41% of the outstanding common stock of the combined company, and current stockholders of Vringo are expected to own approximately 44.59% of the outstanding common stock of the combined company (without taking into account the possible exercise of any other type of outstanding equity interest issued). The Company has expended significant effort and management attention on the proposed transaction. There is no assurance that the transaction will be consummated, including failure to obtain stockholders approval. If the transaction is not consummated for any reason, the Company’s business and operations, as well as the market price of its stock and warrants may be adversely affected. For accounting purposes, based on the Company’s preliminary assessment, I/P was identified as the “Acquirer”, as it is defined in FASB Topic ASC 805. As a result, in the post-combination consolidated financial statements, I/P’s assets and liabilities will be presented at its pre-combination amounts, and the Company’s assets and liabilities will be recognized and measured in accordance with the guidance for business combinations in ASC 805. The Company is currently evaluating the effect of this on its financial statements and believes such effect will be material.
(e)	In March 2012, the Company signed a separation agreement with its former CEO, Jonathan Medved. According to the terms of the separation agreement, and consistent with Mr. Medved’s employment agreement and amendment hereto, Mr. Medved will be entitled to receive salary and benefits during a ninety day notice period and a nine month severance period, and continue to vest stock options after his termination. In addition, options previously granted to Mr. Medved at $0.01 will fully vest as of June 21, 2012 and the expiration date for exercising all options vested on or before June 21, 2013 is extended to September 21, 2013. Furthermore, the Company granted Mr. Medved with an additional 100,000 options at market value, as part of the grant described in Note 17 f below. Although the Company has a previous provision for its former CEO’s severance obligations (see Note 7) and although, the total effect of the aforementioned was not yet fully estimated, the Company believes that the overall financial impact of the above will be material.
(f)	In March 2012, the Company’s Board approved the granting of 1,700,000 options to Board and management (including the 100,000 options granted to its former CEO, see Note 17 e) at an exercise price of $1.65 per share. These options will vest quarterly over three years. Although the Company did not yet determine the fair value of this option grant, it believes the overall financial impact to be material.